Guaranteed Annuity Contract with Principal Life Insurance Company	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Guaranteed Annuity Contract with Principal Life Insurance Company	Guaranteed Annuity Contract with Principal Life Insurance Company
The Plan invests in the Principal Fixed Income Guarantee Option (the “Contract”), a benefit-responsive group annuity contract issued by the Principal Life Insurance Company. The Contract is not a portfolio of contracts with yields based on changes in the fair value of underlying assets, but is rather a single group annuity contract with a fixed rate of interest. As a result, the average yield earned by the Plan is the yield earned, or the interest credited, on the group annuity contract. The underlying assets consist primarily of treasuries, commercial real estate mortgages, mortgage-backed securities and short-term cash equivalents.

The average market yield earned by the Contract, which is also the actual interest credited to participants in the Contract, for the year ended December 31, 2025 ranged from 2.55% to 2.85%. The interest crediting rate is determined on a semiannual basis and is calculated based upon many factors, including current economic and market conditions, the general interest rate environment, and purchases and redemptions by unit holders.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. Examples of such events include the following:
•The Plan’s failure to qualify under Section 401(a) of the Internal Revenue Code (“IRC”) or the failure of the trust to be tax-exempt under Section 501(a) of the IRC
•Premature termination of the contract
•Plan termination or merger
•Changes to the Plan’s prohibition on competing investment options
•Bankruptcy of the Bank or other events (for example, divestitures or spinoffs of a subsidiary) that significantly affect the Plan’s normal operations.

There are no reserves against contract value for credit risk of the contract issuer or otherwise. Although the existence of certain conditions or transactions outside the normal operations of the Contract could limit the Plan's ability to transact at contract value, management has determined that as of December 31, 2025 these conditions or transactions are not considered probable.